Fair Value Measurements - Working Capital Loan (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 14,039,000
Change in fair value of working capital loan	431,000		$ 1,373,000
Ending balance	14,470,000		14,039,000
CIK0001812667 CC Neuberger Principal Holdings II
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	57,723,800	$ 51,338,600	51,338,600
Change in fair value of working capital loan	(11,692,800)	(3,155,200)
Ending balance	45,053,000	$ 37,051,400	$ 57,723,800
Working capital loan | CIK0001812667 CC Neuberger Principal Holdings II
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Initial proceeds from working capital loan	800,000
Change in fair value of working capital loan	1,036,000
Ending balance	$ 1,836,000